INVESTMENT SECURITIES (Tables)	12 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Values of Investments

The amortized cost, gross unrealized gains and losses, and fair values of investments are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2020
AVAILABLE FOR SALE
Corporate debt securities	$109,739	$163	$(774)	$109,128
Foreign debt securities [1]	32,561	42	(63)	32,540
Commercial paper	5,971	—	—	5,971

Total	$148,271	$205	$(837)	$147,639

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2020
HELD TO MATURITY
Obligations of states and political subdivisions	$3,495	$127	$—	$3,622

Total	$3,495	$127	$—	$3,622

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2019
AVAILABLE FOR SALE Corporate debt securities	$104,760	$355	$(207)	$104,908
Foreign debt securities [1]	26,583	35	(75)	26,543
Commercial paper	—	—	—	—
Obligations of states and political subdivisions	1,330	—	(1)	1,329

Total	$132,673	$390	$(283)	$132,780

[1]	U.S. dollar-denominated investment-grade corporate bonds of large foreign corporate issuers.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in Thousands)
2019
HELD TO MATURITY
Obligations of states and political subdivisions	$3,995	$85	$—	$4,080

Total	$3,995	$85	$—	$4,080

Schedule of Investments by Contractual Maturity

The amortized cost and fair values of investment securities at June 30, 2020, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because issuers may have the right to call securities prior to their final maturities.

	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
AVAILABLE FOR SALE
Amortized cost	$35,408	$112,863	$—	$—	$148,271
Fair value	35,212	112,427	—	—	147,639
Weighted average yield	1.61%	1.55%	—%	—%	1.56%
HELD TO MATURITY
Amortized cost	$750	$2,745	$—	$—	$3,495
Fair value	756	2,866	—	—	3,622
Weighted average yield	2.84%	3.34%	—%	—%	3.23%